Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
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Cash and Cash Equivalents
5.	Cash and Cash Equivalents
Cash and cash equivalents as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Cash	￦	9,189	8,449
Demand deposits and checking accounts		2,220,202	2,193,991
Time deposits		1,908,284	1,994,158
Other cash equivalents		2,630,223	2,853,202

	￦	6,767,898	7,049,800

As of December 31, 2024 and 2025, cash and cash equivalents of subsidiaries of the Company, such as POSCO amounting to
￦
46,650 million and
￦
339,064 million, respectively, are restricted.